Cover	Oct. 08, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2024
Current Fiscal Year End Date	--03-29
Entity File Number	001-36161
Entity Registrant Name	THE CONTAINER STORE GROUP, INC.
Entity Central Index Key	0001411688
Entity Tax Identification Number	26-0565401
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Freeport Parkway
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	972
Local Phone Number	538-60000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	TCS
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE